Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of fair value hierarchy, the Plan's assets carried at fair value
	Assets at Fair Value as of December 31, 2025
	Level I	Level II	Total
Mutual funds	$12,078,704	$-	$12,078,704
Company’s common stock	507,925	-	507,925
Total assets in the fair value hierarchy	12,586,629	-	12,586,629
Common collective trust funds measured at NAV, practical expedient			9,604,165
Investments at fair value			$22,190,794

	Assets at Fair Value as of December 31, 2024
	Level I	Level II	Total
Mutual funds	$11,007,824	$-	$11,007,824
Company’s common stock	790,547	-	790,547
Total assets in the fair value hierarchy	11,798,371	-	11,798,371
Common collective trust funds measured at NAV, practical expedient			8,895,806
Investments at fair value			$20,694,177